Significant Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2025
Significant Related Party Transactions and Balances [Abstract]
Significant related party transactions and balances
21.	Significant related party transactions and balances

Other than those disclosed elsewhere in the unaudited interim condensed consolidated financial statements, significant related party transactions during the period on terms agreed between the Company and its related parties were as follows:

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$

SEAP Trading Pte Ltd
Sales to	29,976	17,764	4,380

TEM Electronics (Jiangmen) Co Ltd
Purchase from	756,312	654,496	161,365

BAP Trading Co Ltd
Purchase from	274,705	218,813	53,948

LPW Electronics Co Ltd
Purchase from	-	117,295	28,919

New Universe Industries Ltd
Advance for listing expenses	220,854	-	-

Man Tak Lau
Purchase of LPW’s share	-	3,447,430	849,958

Balances with related parties

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Trade receivables
SEAP Trading Pte. Ltd.	21,128	-	-

Trade payables
TEM Electronics (Jiangmen) Co Ltd	(255,273)	-	-
BAP Trading Co Ltd	(104,641)	-	-

Amount due to related parties, net	(338,786)	-	-

Advances from a related party
New Universe Industries Ltd	5,149,801	4,964,591	1,224,012